Restricted Net Asset - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2013 PRC Minimum	Dec. 31, 2013 PRC Maximum
Statutory Accounting Practices [Line Items]
Minimum required Percentage of annual after-tax profit to the general statutory reserve							10.00%
Maximum requirement of each of the Entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital								50.00%
Statutory reserves	$ 5,811	35,178	25,871	$ 5,811	35,178	25,871
Percentage of reserve appropriation of after tax income	10.00%	10.00%
Restricted net asset, PRC generally accepted accounting principles (in RMB) or (in dollars)	$ 287,279	1,739,098